Common and preferred shares and other equity instruments - Schedule of Common Shares Purchased and Cancelled under Current And Previously Expired NCIB (Parenthetical) (Detail) - Common shares [member] - $ / shares
12 Months Ended
	Sep. 08, 2025	Oct. 31, 2025
Disclosure of classes of share capital [line items]
Share repurchase, average price per share	$ 112.54
TSX approval date September 5, 2024 [member]
Disclosure of classes of share capital [line items]
Share repurchase, average price per share		$ 87.8
TSX approval date September 5, 2025 [member]
Disclosure of classes of share capital [line items]
Share repurchase, average price per share		$ 112.54